RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2006 CAD ($)	Dec. 31, 2006 USD ($)
Regulatory Assets
Regulatory Assets	$ 1,631		$ 1,630
Less: Current portion included in Other current assets (Note 7)	83		43
Regulatory Assets, noncurrent	1,548		1,587
Regulatory Liabilities
Regulatory Liabilities	4,521		4,468
Less: Current portion included in Accounts payable and other (Note 15)	591		696
Regulatory Liabilities, noncurrent	3,930		3,772
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Regulatory Liabilities	96		$ 139
Remaining Recovery/ Settlement Period (years)			1 year
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	54		$ 41
Long term adjustment account
Regulatory Liabilities
Regulatory Liabilities	1,015		$ 660
Long term adjustment account | Minimum
Regulatory Liabilities
Remaining Recovery/ Settlement Period (years)			1 year
Long term adjustment account | Maximum
Regulatory Liabilities
Remaining Recovery/ Settlement Period (years)			47 years
Long term adjustment account, amount to be amortized over one year
Regulatory Liabilities
Regulatory Liabilities			$ 488
Remaining Recovery/ Settlement Period (years)			47 years
Bridging amortization account
Regulatory Liabilities
Regulatory Liabilities	305		$ 428
Remaining Recovery/ Settlement Period (years)			11 years
Pipeline abandonment trust balance
Regulatory Liabilities
Regulatory Liabilities	1,113		$ 1,462
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	261		253
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	165		151
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,394		1,239
Other
Regulatory Liabilities
Regulatory Liabilities	65		60
Postretirement benefit costs | ANR PIPELINE COMPANY
Other disclosures pertaining to regulated assets and liabilities
Regulatory liability settlement	11	$ 8
Amount to be addressed In next settlement				$ 41	$ 32
Deferred income taxes
Regulatory Assets
Regulatory Assets	1,051		1,088
Operating and debt-service regulatory assets
Regulatory Assets
Regulatory Assets	12		$ 2
Remaining Recovery/ Settlement Period (years)			1 year
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	379		$ 417
Regulatory Liabilities
Regulatory Liabilities	53		35
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	46		$ 16
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)			1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)			10 years
Other
Regulatory Assets
Regulatory Assets	$ 143		$ 107